Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION [Abstract]
Tax holiday effect	$ 13,911	$ (22,072)	$ (18,961)
Basic net loss per share effect	$ 0.49	$ (0.69)	$ (0.56)